Depreciation and amortization by function	12 Months Ended
Dec. 31, 2022
Depreciation and amortisation expense [abstract]
Depreciation and amortization by function
Note 5 - Depreciation and amortization by function
Polestar utilizes acquired research and development related to PS1 and PS2 as a foundation for the development of future car models and technology. As such, amortization of these intangible assets is included in research and development expense. The following table illustrates depreciation and amortization by function:

	Property, plant and equipment	Right-of-use assets	Assets under operating leases	Intangible assets	Total
2022
Cost of sales	16,188	7,852	14,004	7,232	45,276
Research and development expense	23	389	—	95,624	96,036
Selling, general and administrative expense	5,154	11,926	—	—	17,080

Total	21,365	20,167	14,004	102,856	158,392

2021
Cost of sales	30,557	9,822	—	13,672	54,051
Research and development expense	1,845	385	—	174,639	176,869
Selling, general and administrative expense	3,774	4,404	—	65	8,243

Total	36,176	14,611	—	188,376	239,163

2020
Cost of sales	38,671	6,947	—	14,447	60,065
Research and development expense	—	—	—	152,395	152,395
Selling, general and administrative expense	1,402	2,170	—	44	3,616

Total	40,073	9,117	—	166,886	216,076